Document and Entity Information	Sep. 19, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	AB PRIVATE CREDIT INVESTORS CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01196
Entity Tax Identification Number	81-2491356
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001634452
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105